STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
STOCK OPTIONS AND WARRANTS

16 - STOCK OPTIONS AND WARRANTS

Options

During the year ended December 31, 2022, the Company granted options to purchase an aggregate of 3,826,500 shares of common stock under the Company’s 2022 performance equity plan with a weighted average exercise price of $3.28.

The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model using the assumptions noted as follows: expected volatility was based on the historical volatility of a peer group of companies. The expected term of options granted was determined using the simplified method under SAB 107 which represents the mid-point between the vesting term and the contractual term. The risk-free rate is calculated using the U.S. Treasury yield curve and is based on the expected term of the option.

The Black-Scholes option pricing model was used with the following weighted assumptions for options granted during the period:

December 31, 2022
Risk-free interest rate	0.52 - 4.13%
Expected option life	6 months - 48 months
Expected volatility	39.77 - 66.59%
Expected dividend yield	-%
Exercise price	$1.40 - 4.00

The following table summarizes stock option activity for the year ended December 31, 2022:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	-	$-	-	$-
Granted	3,826,500	3.28
Exercised	-	-
Expired	-	-
Forfeited	(1,916,016)	4.00
Outstanding at December 31, 2022	1,910,484	2.55	9.8	$-
Exercisable at December 31, 2022	-	$-	-	$-

The Company is expensing these stock option awards on a straight-line basis over the requisite service period. The Company recognized stock option expense of $751,776 for the year ended December 31, 2022. No stock compensation expense was recorded in 2021. Unamortized option expense as of December 31, 2022, for all options outstanding amounted to $4,374,348. These costs are expected to be recognized over a weighted average period of 2.8 years.

A summary of the status of the Company’s nonvested options as of December 31, 2022, is presented below:

Nonvested options

	Number of Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2021	-	$-
Granted	3,826,500	3.28
Forfeited	(1,916,016)	4.00
Vested	-	-
Nonvested options at December 31, 2022	1,910,484	$2.55

Warrants

In connection with certain private placements funded by certain of our officers and directors prior to our initial public offering, we issued notes and warrants. The warrants were contingent upon, and became effective only upon, consummation of our initial public offering on August 11, 2022. In total, 695,000 of such warrants were issued to certain of our officers and directors with a weighted average exercise price of $4.20. These warrants are exercisable for five 5 years.

Also, in conjunction with the initial public offering, the Company issued 135,000 warrants to the underwriter of the initial public offering, Maxim, with an exercise price of $4.40. These warrants are exercisable for five years.

Also, in connection with certain private placements with a third-party investor, the Company issued 920,000 warrants with an exercise price of $4.00. These warrants are exercisable for five years. In connection with such private placements, we also issued, 32,000 warrants to Maxim (which served as agent for such private placement) at an exercise price of $4.40. These warrants are exercisable for five years.

On September 16, September 30, and October 20, 2022 in conjunction with a financing with the same third-party investor, we issued 517,500, 352,188 and 366,562 warrants with an exercise price of $4.00 per share. These warrants were subsequently cancelled and reissued at $2.00 per share.

The following table summarizes warrant activity for the twelve months ended December 31, 2022:

	Number of Shares Issuable Upon Exercise of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	-	$-	-	$-
Issued	5,174,500	3.21	5.0
Exercised	-	-	-
Expired	(2,156,250)	4.00	-
Outstanding at December 31, 2022	3,018,250	$2.64	4.8	-
Exercisable at December 31, 2022	3,018,250	$2.64	4.8	$-

In the year ended December 31, 2022, no shares were issued from the exercise of warrants.